RELATED PARTY TRANSACTIONS (Details Narrative) - Since February 1, 2016 [Member] - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Director [Member] | Shareholder [Member]
Payment for service fee	$ 2,683	$ 2,699	$ 4,600	$ 0
Right of use assets, term to develop web and mobile application platforms			5 years
Payment for service	$ 1,342	$ 0	$ 2,684	$ 0
Related Party Transaction, Terms and Manner of Settlement			JJ Explorer would share 50% of the net earnings generated by the Company from the use of its web and mobile application platforms during the cooperation period. On January 31, 2021, JJ Explorer agreed to extend the term for an additional 5 years up January 31, 2026
Related party share in net earnings					50.00%
Cooperation partnership with JJ Explorer [Member]
Right of use assets, term to develop web and mobile application platforms					5 years
Related Party Transaction, Terms and Manner of Settlement					JJ Explorer agreed to extend the term of additional 5 years up January 31, 2026
Related party share in net earnings					50.00%
service fee					$ 13,481	$ 2,707
Salary, Directors					$ 10,785	$ 2,707